Schedule of Finance Lease (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Leases
Financing lease liabilities current	$ 12,343	$ 16,680	$ 12,343	$ 16,680	$ 16,680
Financing lease liabilities non-current	$ 2,057	$ 2,780	$ 8,229	$ 11,120	$ 27,800